RELATED PARTY TRANSACTIONS - Due From And To Affiliates (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Due from Affiliates
Due from affiliates	$ 810	$ 782
Due to Affiliates
Due to affiliates	168	3
Affiliated Entity
Due from Affiliates
Receivables related to share and cash-based compensation	776	782
Other transactions with related parties	34	0
Due from affiliates	810	782
Due to Affiliates
Borrowings on short-term credit facility	124	0
Other transactions with related parties	44	3
Due to affiliates	$ 168	$ 3